SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares upon exercise of options	1,959,014	2,811,966	2,531,381	2,875,003
Shares upon exercise of options exercisable as of December 31, 2016	1,072,658	1,646,204	1,440,143
$23.31-27.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 23.31
Exercise Prices, maximum	$ 27.58
Shares upon exercise of options	73,000
Weighted average remaining contractual life of options outstanding	5 years 7 months 13 days
Shares upon exercise of options exercisable as of December 31, 2016	73,000
$15.20-17.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 15.20
Exercise Prices, maximum	$ 17.07
Shares upon exercise of options	129,059
Weighted average remaining contractual life of options outstanding	4 years 9 months
Shares upon exercise of options exercisable as of December 31, 2016	123,088
$10.16-14.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.16
Exercise Prices, maximum	$ 14.68
Shares upon exercise of options	383,233
Weighted average remaining contractual life of options outstanding	6 years 7 months 2 days
Shares upon exercise of options exercisable as of December 31, 2016	297,998
$5.01-9.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.01
Exercise Prices, maximum	$ 9.25
Shares upon exercise of options	827,398
Weighted average remaining contractual life of options outstanding	5 years 5 months 5 days
Shares upon exercise of options exercisable as of December 31, 2016	321,964
$0.03-4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.03
Exercise Prices, maximum	$ 4.95
Shares upon exercise of options	546,324
Weighted average remaining contractual life of options outstanding	5 years 1 month 13 days
Shares upon exercise of options exercisable as of December 31, 2016	256,608